Long-Term Investments (Details)	6 Months Ended
Dec. 31, 2022 USD ($)
Long-Term Investments (Details) [Line Items]
Investment (in Dollars)	$ 1,137,179
Equity interest rate	49.00%
Equity loss (in Dollars)	$ 73,310
Cash (in Dollars)	400,000
Impairment of investment (in Dollars)	$ 412,707
Maximum [Member]
Long-Term Investments (Details) [Line Items]
Equity interest rate	70.00%
Profit earned rate	51.00%
Unrelated third party investor rate	51.00%
Minimum [Member]
Long-Term Investments (Details) [Line Items]
Equity interest rate	30.00%
Profit earned rate	49.00%
Unrelated third party investor rate	49.00%
Liangxi [Member]
Long-Term Investments (Details) [Line Items]
Incurred net loss (in Dollars)	$ 173,490
Investments in Meno and Guokui [Member]
Long-Term Investments (Details) [Line Items]
Investment (in Dollars)	$ 310,000
Equity interest rate	80.00%